SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	51.00%	48.00%	49.00%
Volatility, maximum	73.00%	70.00%	65.00%
Risk free interest, minimum	0.20%	0.10%	0.10%
Risk free interest, maximum	2.10%	2.40%	2.40%
Early exercise multiple, minimum	2.20	2.60	2.20
Early exercise multiple, maximum	3.40	3.40	2.80